COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Operating Lease Commitments	Operating lease commitments
	RMB	US$

2017	21,935	3,160
2018	20,535	2,957
2019	12,827	1,847

	55,297	7,964